Small/Mid Cap Value Fund Summary

Class/Ticker: Class A - WFVAX; Class C - WFCVX

Summary Prospectus

July 1, 2015

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated August 1, 2014, as supplemented, and statement of additional information ("SAI") dated August 1, 2014, as supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 49 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.80%	0.80%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.72%	0.72%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.53%	2.28%
Fee Waivers	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.36%	2.11%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$706	$314	$214
3 Years	$1,015	$696	$696
5 Years	$1,346	$1,205	$1,205
10 Years	$2,280	$2,602	$2,602

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

    up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

  We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13 million to $9.9 billion as of June 30, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

  We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

  Principal Investment Risks

  An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

  Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

  Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

  Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

  Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

  Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

  Performance

  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

  Calendar Year Total Returns for Class A as of 12/31 each year
  (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+25.43%
Lowest Quarter: 4th Quarter 2008	-30.55%
Year-to-date total return as of 6/30/2014 is 14.81%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/31/2007	6.95%	15.67%	5.85%
Class A (after taxes on distributions)	7/31/2007	5.42%	15.23%	5.28%
Class A (after taxes on distributions and the sale of Fund Shares)	7/31/2007	5.14%	12.66%	4.72%
Class C (before taxes)	7/31/2007	11.55%	16.20%	5.79%
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)		33.32%	19.61%	9.29%

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

  Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager / 1997 Erik C. Astheimer, Portfolio Manager / 2008 Michael Schneider, CFA, Portfolio Manager / 2008

  Purchase and Sale of Fund Shares

  In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

  Minimum Initial Investment
  Regular Accounts: $1,000
  IRAs, IRA Rollovers, Roth IRAs: $250
  UGMA/UTMA Accounts: $50
  Employer Sponsored Retirement Plans: No Minimum

  Minimum Additional Investment
  Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
  UGMA/UTMA Accounts: $50
  Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

  Tax Information

  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

  Payments to Broker-Dealers and Other Financial Intermediaries

  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

  Small/Mid Cap Value Fund Summary

  Class/Ticker: Administrator Class - WWMDX

  Summary Prospectus

  July 1, 2015

Link to Prospectus	Link to SAI

  Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated August 1, 2014, as supplemented, and statement of additional information ("SAI") dated August 1, 2014, as supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

  Investment Objective

  The Fund seeks long-term capital appreciation.

  Fees and Expenses

  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers	0.29%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.16%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

  Example of Expenses

  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$118
3 Years	$430
5 Years	$765
10 Years	$1,710

  Portfolio Turnover

  The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

  Principal Investment Strategies

  Under normal circumstances, we invest:

    at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

      up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

    We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13 million to $9.9 billion as of June 30, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

    We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

    Principal Investment Risks

    An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

    Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

    Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

    Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

    Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

    Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

    Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

    Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

    Performance

    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

    Calendar Year Total Returns as of 12/31 each year
    Administrator Class

Highest Quarter: 3rd Quarter 2009	+25.53%
Lowest Quarter: 4th Quarter 2008	-30.45%
Year-to-date total return as of 6/30/2014 is 15.00%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/8/2005	13.68%	17.34%	6.74%
Administrator Class (after taxes on distributions)	4/8/2005	12.09%	16.86%	6.16%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	9.01%	14.08%	5.47%
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)		33.32%	19.61%	9.29%

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

    Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager / 1997 Erik C. Astheimer, Portfolio Manager / 2008 Michael Schneider, CFA, Portfolio Manager / 2008

    Purchase and Sale of Fund Shares

    Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

    Tax Information

    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

    Payments to Broker-Dealers and Other Financial Intermediaries

    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

    Small/Mid Cap Value Fund Summary

    Class/Ticker: Institutional Class - WWMSX

    Summary Prospectus

    July 1, 2015

Link to Prospectus	Link to SAI

    Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated August 1, 2014, as supplemented, and statement of additional information ("SAI") dated August 1, 2014, as supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

    Investment Objective

    The Fund seeks long-term capital appreciation.

    Fees and Expenses

    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	0.24%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

    Example of Expenses

    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$98
3 Years	$357
5 Years	$637
10 Years	$1,433

    Portfolio Turnover

    The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

    Principal Investment Strategies

    Under normal circumstances, we invest:

      at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

        up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

      We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13 million to $9.9 billion as of June 30, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

      We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

      Principal Investment Risks

      An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

      Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

      Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

      Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

      Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

      Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

      Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

      Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

      Performance

      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

      Calendar Year Total Returns as of 12/31 each year
      Institutional Class

Highest Quarter: 3rd Quarter 2009	+25.52%
Lowest Quarter: 4th Quarter 2008	-30.46%
Year-to-date total return as of 6/30/2014 is 15.13%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	8/31/2006	13.87%	17.57%	6.89%
Institutional Class (after taxes on distributions)	8/31/2006	12.24%	17.05%	6.28%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	8/31/2006	9.15%	14.28%	5.59%
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)		33.32%	19.61%	9.29%

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

      Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager / 1997 Erik C. Astheimer, Portfolio Manager / 2008 Michael Schneider, CFA, Portfolio Manager / 2008

      Purchase and Sale of Fund Shares

      Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

      Tax Information

      Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

      Payments to Broker-Dealers and Other Financial Intermediaries

      If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

      Small/Mid Cap Value Fund Summary

      Class/Ticker: Investor Class - SMMVX

      Summary Prospectus

      July 1, 2015

Link to Prospectus	Link to SAI

      Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated August 1, 2014, as supplemented, and statement of additional information ("SAI") dated August 1, 2014, as supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

      Investment Objective

      The Fund seeks long-term capital appreciation.

      Fees and Expenses

      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.83%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.42%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.41% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

      Example of Expenses

      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$145
3 Years	$496
5 Years	$871
10 Years	$1,925

      Portfolio Turnover

      The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

      Principal Investment Strategies

      Under normal circumstances, we invest:

        at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

          up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

        We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13 million to $9.9 billion as of June 30, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

        We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

        Principal Investment Risks

        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

        Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

        Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

        Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

        Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

        Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

        Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

        Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

        Performance

        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

        Calendar Year Total Returns as of 12/31 each year
        Investor Class

Highest Quarter: 3rd Quarter 2009	+25.35%
Lowest Quarter: 4th Quarter 2008	-30.53%
Year-to-date total return as of 6/30/2014 is 14.76%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	3/28/2002	13.41%	16.96%	6.42%
Investor Class (after taxes on distributions)	3/28/2002	11.80%	16.54%	5.86%
Investor Class (after taxes on distributions and the sale of Fund Shares)	3/28/2002	8.87%	13.75%	5.20%
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)		33.32%	19.61%	9.29%

        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

        Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager / 1997 Erik C. Astheimer, Portfolio Manager / 2008 Michael Schneider, CFA, Portfolio Manager / 2008

        Purchase and Sale of Fund Shares

        In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

        Minimum Initial Investment
        Regular Accounts: $2,500
        IRAs, IRA Rollovers, Roth IRAs: $1,000
        UGMA/UTMA Accounts: $1,000
        Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
         Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
        UGMA/UTMA Accounts: $50
        Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

        Tax Information

        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

        Payments to Broker-Dealers and Other Financial Intermediaries

        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

        SUPPLEMENT TO THE INVESTOR CLASS SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
        OF
        WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
        WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
        WELLS FARGO ADVANTAGE INCOME FUNDS
        WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS
        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
        WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
        WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
        WELLS FARGO ADVANTAGE SPECIALTY FUNDS
        (Each, a “Fund” and together, the “Funds”)

        At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the conversion of each Fund’s Investor Class shares into Class A shares.  Accordingly, effective on or about the close of business on October 23, 2015 (the “Conversion Date”), all Investor Class shares of each Fund will automatically convert to Class A shares of the same Fund. The automatic conversion of each Fund’s Investor Class shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by such converting shareholders.

        Investor Class shareholders whose shares are converted to Class A shares will be able to buy Class A shares at NAV, provided such shareholders hold their shares directly with the Funds at the time of conversion, or hold their shares in a qualifying self-directed brokerage account program, or move their shares from an intermediary account to either a direct-to-fund account within 90 days of the Conversion Date or a qualifying self-directed brokerage account program.

        May 22, 2015                                                                                                  TDIV055/P606SP
                                                                                                                                55606